Warrants - Assumed Legacy Orchestra Warrants (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants
Warrants beginning balance (Number)	3,077,074			3,077,074
Warrants closing balance				1,966,808	3,077,074
Warrants beginning balance (Amount)	$ 2,089	$ 624	$ 635	$ 2,089	$ 635	$ 1,347
Warrants exercised (Amount)	(10)	(15)	(156)			(13)
Reclassification of warrant liability upon exercise (Amount)					(171)
Forfeiture of warrants (Amount)		(38)			(38)
Issuance of warrants related to preferred stock financing (Amount)					620
Issuance of warrants related to Legacy Orchestra preferred stock financing (Amount)		620
Amendments of existing warrants (Amount)		810			810
Other (Amount)		(335)			(345)
Change in the fair value of warrants (Amounts)	294	243	145		578	(699)
Warrants reclassified to equity	$ (2,373)
Warrants closing balance		$ 1,909	$ 624		$ 2,089	$ 635
Legacy Orchestra Warrants
Warrants
Warrants beginning balance (Number)	250,000			250,000
Warrants closing balance					250,000
Preferred Warrants
Warrants
Warrants beginning balance (Number)		206,997	206,997		206,997	206,997
Amendments of existing warrants		(206,997)			(206,997)
Warrants closing balance			206,997			206,997
Commons Warrants
Warrants
Warrants beginning balance (Number)	1,327,074	1,120,575	1,189,162	1,327,074	1,189,162	1,192,650
Exercise of warrants	(1,163)	(4,650)	(68,587)			(3,488)
Reclassification of warrant liability upon exercise					(73,238)
Forfeiture of warrants		(4,650)			(4,650)
Issuance of warrants related to preferred stock financing					159,965
Issuance of warrants related to Legacy Orchestra preferred stock financing		159,965
Amendments of existing warrants		206,997			206,997
Other		(150,000)			(151,162)
Warrants reclassified to equity	(1,325,911)
Warrants closing balance		1,328,237	1,120,575		1,327,074	1,189,162